Cover	12 Months Ended
Oct. 01, 2023
Document Information [Line Items]
Document Type	PREC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	STARBUCKS CORPORATION
Entity Central Index Key	0000829224